Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 15,066	91,196	134,480	(211,352)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Share-based compensation	1,454	8,804	9,084	9,234
Depreciation of property, plant and equipment	24,774	149,975	119,919	94,837
Amortization of intangible assets	4,901	29,669	28,658	25,058
Amortization of prepaid land lease payments	463	2,801	1,637	743
Other noncash income			(2,681)
Share of net profit of equity investees	(2,564)	(15,521)	(1,790)
Loss from disposal of property, plant and equipment	204	1,235	1,072
Amortization of acquired executory contracts	(136)	(822)	(412)
Deferred tax benefits	555	3,361	1,869	(11,684)
Allowance for doubtful accounts, net			(12,966)	14,626
Asset impairment			3,360	333,934
Change in fair value of contingent business acquisition consideration				232
Changes in operating assets and liabilities net of effects of acquisition:
Accounts receivable	(16,880)	(102,187)	9,870	(94,723)
Prepayments and other current assets	1,928	11,673	(12,622)	8,019
Inventories	(1,823)	(11,036)	(362)
Amounts due from related parties	(1,496)	(9,058)	(650)
Amounts due to related parties	(445)	(2,693)	5,109
Decrease (increase) of other non-current assets	1,160	7,025	2,889	(35,209)
Deposits for the purchases of land use rights	(4,531)	(27,427)	(25,451)
Accounts payable	8,036	48,646	(6,966)	(8,162)
Accrued expenses and other liabilities	6,106	36,966	(1,975)	4,689
Deferred revenue	(721)	(4,362)	(2,842)	(649)
Lease deposits				6,600
Income tax payable	3,803	23,024	1,610	(4,465)
Unrecognized tax benefits	2,934	17,764	8,675	4,474
Net cash generated from operating activities	42,788	259,033	259,515	137,102
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of held to maturity securities	(4,956)	(30,000)		(100,466)
Maturity of held to maturity securities	4,956	30,000	100,466
Time deposits placed with banks (Maturity of the time deposit)			50,372	(50,372)
Payments under arrangements with Beijing proton center				(3,000)
Investments in equity method investees	(436)	(2,640)	(228,696)	(540)
Acquisitions, net of cash acquired (note 4)			(223,403)	(20,305)
Purchase of subsidiary shares from noncontrolling interests	(248)	(1,500)
Acquisition of property, plant and equipment	(12,315)	(74,553)	(65,904)	(18,319)
Deposits for the purchases of property, plant and equipment	(14,115)	(85,448)	(218,833)	(239,247)
Refund of deposits for the purchase of property, plant and equipment	1,876	11,357
Proceeds from disposal of property, plant and equipment	1,074	6,500	4,707
Net investment in direct financing leases	(9,794)	(59,289)	(115,425)	(74,108)
Proceeds from principal portion of direct financing leases	7,817	47,319	37,426	11,490
Cash distribution from an equity investee	4,082	24,714
Net cash used in investing activities	(22,059)	(133,540)	(659,290)	(494,867)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	31,500	190,692	258,083	45,000
Proceeds from long-term bank borrowings	67,392	407,969	518,749	142,500
Repayment of obligations under capital leases	(350)	(2,117)	(3,354)	(3,036)
Repayment of long-term bank borrowings	(49,896)	(302,058)	(112,554)	(62,316)
Repayment of short-term bank borrowings	(13,091)	(79,246)	(2,000)	(113,000)
Decrease (increase) in restricted cash	(22,811)	(138,093)	(259,523)	91,498
Dividends paid to ordinary shareholders				(55,151)
Repurchase of ordinary shares	(994)	(6,015)	(43,469)	(6,911)
Contributions from noncontrolling interests				3,201
Increase in loan to a noncontrolling interest of a subsidiary			(100,000)
Repayment of loan from a noncontrolling shareholder of a subsidiary	1,089	6,590
Net cash generated from financing activities	12,839	77,722	255,932	41,785
Exchange rate effect on cash	734	4,436	147	(725)
Net (decrease) increase in cash	34,302	207,651	(143,696)	(316,705)
Cash at beginning of year	12,452	75,382	219,078	535,783
Cash at end of year	46,754	283,033	75,382	219,078
Supplemental schedule of cash flows information:
Income tax paid	(1,044)	(6,318)	(50,474)	(58,024)
Interest paid	(6,199)	(37,527)	(16,255)	(6,454)
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	12,268	74,267	221,291	236,487
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment	1,495	9,050		2,890
Acquisition of net investment in financing lease through utilization of deposits	4,615	27,940	52,881
Consideration of acquisition of CAH due to effective settlement of preexisting balance as a result of the business combination (note 4)			128,573
Contribution by the noncontrolling shareholder - JWYK of intangible assets			4,900
Deposit for land use right transfer to land use right	$ 4,204	25,451